STOCK-BASED COMPENSATION	9 Months Ended	10 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stardust Power Inc And Subsidiary [Member]
STOCK-BASED COMPENSATION

NOTE 5 – STOCK BASED COMPENSATION

As the Business Combination has been accounted for as a reverse recapitalization, the unaudited condensed consolidated financial statements of the merged entity reflect the continuation of Legacy Stardust Power, Inc. financial statements. Legacy Stardust Power’s. equity has been retroactively adjusted to the earliest period presented to reflect the legal capital of the legal acquirer, GPAC II. As a result, the number of shares was also retrospectively adjusted for periods ended prior to the Business Combination.

Shares Issued at Inception

At March 16, 2023 (inception of Legacy Stardust Power), certain employees and service providers participated in the purchase of restricted Common Stock of Legacy Stardust Power aggregating to 2,531,232 shares. Out of the total, certain restricted stock vested immediately and remaining unvested restricted stock aggregating to 1,191,980 shares vests over 24 months subject to service conditions and accelerated vesting upon certain events. The agreements also contain a repurchase option noting that if the employee or service provider is terminated, for any reason, the Company has the right and option to repurchase the service provider’s unvested restricted Common Stock. Since all shareholders purchased the shares at par value and the shares had no incremental value beyond the par value as at that date, during the periods from March 16, 2023 (inception) through September 30, 2023 and nine months ended September 30, 2024, the stock based compensation expense impact is insignificant. As at September 30, 2024, 125,411 outstanding shares had not vested and the weighted average remaining contractual period of the unvested restricted stock is 0.5 years. Any shares subject to repurchase by the Company are not deemed, for accounting purposes, to be outstanding until those shares vest. The amount to be recorded as liabilities associated with shares issued with repurchase rights were immaterial as at September 30, 2024 and December 31, 2023.

Restricted stock activity for the nine months ended September 30, 2024 and balances as at the end of September 30, 2024 were as follows:

	Restricted Stock
	Number of shares	Weighted Average Grant-Date Fair Value
Unvested as of December 31, 2023	313,528	0.000002
Granted	-	-
Vested	(188,117)	0.000002
Forfeited	-	-
Unvested as of September 30, 2024	125,411	$0.000002

2023 Equity Incentive Plan

At March 16, 2023 (inception), the Legacy Stardust Power stockholders approved the 2023 Equity Incentive Plan and 2,301,120 shares of the Company’s Common Stock were reserved for issuance thereunder. During the nine months ended September 30, 2024 the Board adopted a resolution to increase the number of shares of Common Stock authorized for issuance under the 2023 Equity Incentive Plan by 1,150,560 shares of Common Stock. During the period from March 16, 2023 (inception) through September 30, 2023, there were no grants under the 2023 Equity Incentive Plan.

Stock Options

During October and November 2023, Legacy Stardust Power granted options for 2,278,108 shares of stock options under the 2023 Equity Incentive Plan: 2,186,064 options were granted to employees, and 92,045 options were granted to a consultant. The employee grants vest over a period of 3 to 5 years, and the consultant grant vests over 18 months. The options granted to both employees and the consultant were exercisable at the exercise price of $0.0065.

All the options under the 2023 Equity Incentive Plan were early-exercised by grantees. Accordingly, the Company received a total amount of $14,850 towards the early exercise of these options during the period from March 16, 2023 (inception) through December 31, 2023 and recorded a liability against the early exercise of these options.

On December 14, 2023, the Company repurchased 920,448 unvested shares that were granted to an employee under the 2023 Equity Incentive Plan at the original exercise price of $0.0065. The Company repaid a total amount of $6,000 for the repurchase of these early exercised shares from the employee in January 2024. The amount was charged against the ‘Early exercised shares option liability’.

Subsequent to the quarter ended September 30, 2024, the Company repurchased 25,575 unvested shares that were granted to a consultant and 230,105 unvested shares that were granted to an employee under the 2023 Equity Incentive Plan at the original exercise price of $0.0065.

The early exercised shares liability amounting to $7,667 and $8,650 is outstanding as at September 30, 2024, and December 31, 2023, respectively, and is presented under ‘Early exercised shares option liability’ on the unaudited condensed consolidated balance sheet.

Stock option activity for the nine months ended September 30, 2024, and balances as at the end of September 30, 2024 were as follows:

	Number of shares	Weighted Average Grant-Date Fair Value
Unvested as at December 31, 2023	1,326,979	0.57
Granted	-	-
Vested	(219,644)	0.57
Forfeited	(255,680)	0.60
Unvested as at September 30, 2024	851,655	0.56

Stardust Power Inc. and Subsidiaries

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

The compensation expense for stock options was as follows:

	Three months ended
	September 30, 2024	September 30, 2023	Nine months ended September 30, 2024	Period from March 16, 2023 (inception) through September 30, 2023
General and administrative expenses	22,221	-	139,945	-

As at September 30, 2024, total unvested compensation cost for stock options granted to employees not yet recognized was $424,924. The Company expects to recognize this compensation over a weighted average period of approximately 2.85 years.

The weighted average fair value of options granted during period from March 16, 2023 (inception) through December 31, 2023 are provided below. The fair value was estimated on the date of grant using the Black-Scholes pricing model with the assumptions indicated below:

2023
Expected option life (years)	5.07 - 5.93 years
Expected volatility	60% - 70%
Risk-free interest rate at grant date	3.84 - 3.86%
Dividend yield	0%

Due to the absence of an active market for the Company’s Common Stock at the time of the grant, the Company utilized methodologies in accordance with the framework of the American Institute of Certified Public Accountants Technical Practice Aid (Valuation of Privately Held Company Equity Securities Issued as Compensation) to estimate the fair value of its Common Stock. In determining the exercise prices for options granted, the Company has considered the estimated fair value of the Common Stock as at the grant date. The estimated fair value of the Common Stock has been determined at each grant date based upon a variety of factors, including the business, financial condition and results of operations, economic and industry trends, the illiquid nature of the Common Stock, the market performance of peer group of similar publicly traded companies, and future business plans of the Company. Significant changes to the key assumptions underlying the factors used could result in different fair values of Common Stock at each valuation date.

The Company based the risk-free interest rate on a U.S. Treasury Bond Yield with a term substantially equal to the option’s expected term.

The Company based the expected volatility on a blend of historical volatility and implied volatility derived from price of publicly traded shares of peer group of similar companies.

The expected term represents the period that stock based awards are expected to be outstanding. The expected term for option grants is determined using the simplified method which represents the average of the contractual term of the option and the weighted average vesting period of the option. The Company considers this appropriate as there is not sufficient historical information available to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior.

Restricted Stock Units

During April and June 2024, Legacy Stardust Power granted 2,024,985 restricted stock units (“2023 Plan RSUs”) to employees under the 2023 Equity Incentive Plan. These 2023 Plan RSUs are subject to a service-based vesting requirement, and a liquidity plus service-based vesting requirement, which is defined as completion of a go public transaction or change in control. In order for any shares to vest, both the service-based vesting requirement and the liquidity plus service-based vesting requirement must be satisfied with respect to such shares. The liquidity conditions were met on July 8, 2024 upon consummation of the Business Combination, and therefore compensation expenses related to these awards began to be recognized in the quarter ended September 30, 2024 using a graded vesting method over the requisite service period.

RSU activity for the nine months ended September 30, 2024, and balances as at the end of September 30, 2024 were as follows:

	Number of shares	Weighted Average Grant-Date Fair Value
Unvested as at December 31, 2023	-	-
Granted	2,024,985	8.80
Vested	(247,370)	8.41
Forfeited	-	-
Unvested as at September 30, 2024	1,777,615	8.85

The compensation expense for RSUs was as follows:

	Three months ended
	September 30, 2024	September 30, 2023	Nine months ended September 30, 2024	Period from March 16, 2023 (inception) through September 30, 2023
General and administrative expenses	5,765,425	-	5,765,425	-

As at September 30, 2024, total unvested compensation cost for RSUs granted to employees not yet recognized was $12,051,682. The Company expects to recognize this compensation over a weighted average period of approximately 3 years.

Stardust Power Inc. and Subsidiaries

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

2024 Equity Incentive Plan

The Board adopted, and the stockholders of the Company approved, the 2024 Equity Incentive Plan in September 2024. The maximum number of shares with respect to one or more awards that may be granted to any one participant during any calendar year shall be 4,673,665 shares of Common Stock. The 2024 Equity Incentive Plan provides for the grant of stock options, RSUs, PSUs share appreciation rights, restricted shares, dividend equivalents, substitute awards, and other share or cash-based awards (such as cash bonus awards and performance awards) for issuance to employees or consultants of the Company (or any of the Company’s parents or subsidiaries), or directors of the Company.

On September 16, 2024, the Company granted (a) 1,504,296 RSUs to independent directors, officers, employees and consultants which are subject to a service based vesting requirement, (b) 74,000 RSUs fully vested as of the date of grant to consultants and (c) 506,596 PSUs to employees with a service and market condition. These PSUs cliff vest at the end of a three-year term subject to share price based market condition (i.e., the volume weighted average price of the Common Stock is greater than or equal to $12.00 per share for a period of 20 trading days in any 30 trading day period or there is a change of control, or the PSUs are otherwise forfeited). The compensation expense for these RSUs and PSUs were recognized on a straight line basis over the term of the award.

Given the absence of a public trading market prior to the closing of the Business Combination, the Legacy Stardust Power board of directors considered numerous objective and subjective factors to determine the fair value of its common stock at each grant date. These factors included, but were not limited to: (i) independent contemporaneous third-party valuations of common stock; (ii) the prices for the Company’s convertible notes sold to outside investors; (iii) the rights and preferences of convertible preferred stock relative to common stock; (iv) the lack of marketability of its common stock; (v) developments in the business; and (vi) the likelihood of achieving a liquidity event, such as an IPO, given prevailing market conditions. Subsequent to the closing of the Business Combination, the fair value of common stock is based on the closing price of the Company’s common stock, as reported on The Nasdaq Global Select Market on the date of grant.

RSU activity for the nine months ended September 30, 2024, and balances as at the end of September 30, 2024 were as follows:

	Number of shares	Weighted Average Grant-Date Fair Value
Unvested as at December 31, 2023	-	-
Granted	1,578,296	11.62
Vested	(74,000)	11.62
Forfeited	-	-
Unvested as at September 30, 2024	1,504,296	11.62

The compensation expense for RSUs was as follows:

	Three months ended
	September 30, 2024	September 30, 2023	Nine months ended September 30, 2024	Period from March 16, 2023 (inception) through September 30, 2023
General and administrative expenses	1,082,031	-	1,082,031	-

As at September 30, 2024, total unvested compensation cost for RSUs granted to employees and non employee directors not yet recognized was $6,964,717. The Company expects to recognize this compensation over a weighted average period of approximately 3.04 years.

As at September 30, 2024, total unvested compensation cost for RSUs granted to the consultants not yet recognized was $10,293,051. We expect to recognize this compensation over a period of approximately 4 years.

The estimated grant date fair value of the PSUs was determined using a Monte Carlo simulation valuation model. Assumptions used in the valuation were as follows:

Assumptions
Fair value of Common Stock	$11.62
Selected volatility	60%
Risk-free interest rate	3.42%
Contractual terms (years)	3.0

PSU activity for the nine months ended September 30, 2024, and balances as at the end of September 30, 2024 were as follows:

	Number of shares	Weighted Average Grant-Date Fair Value
Unvested as at December 31, 2023	-	-
Granted	506,596	6.73
Vested	-	-
Forfeited	-	-
Unvested as at September 30, 2024	506,596	6.73

The compensation expense for PSUs was as follows:

	Three months ended
	September 30, 2024	September 30, 2023	Nine months ended September 30, 2024	Period from March 16, 2023 (inception) through September 30, 2023
General and administrative expenses	46,678	-	46,678	-

As at September 30, 2024, total unvested compensation cost for PSUs granted to employees not yet recognized was $3,363,929. The Company expects to recognize this compensation over a weighted average period of approximately 2.96 years.

Stardust Power Inc. and Subsidiaries

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

NOTE 3 — STOCK-BASED COMPENSATION

Shares Issued at Inception

At March 16, 2023 (inception), certain employees and service providers participated in the purchase of restricted common stock of the Company aggregating to 550,000 shares. Out of the total, certain restricted stocks vested immediately and remaining unvested restricted stock aggregating to 259,000 shares vests over 24 months subject to service conditions and accelerated vesting upon certain events. The agreements also contain a repurchase option noting that if the employee or service provider is terminated, for any reason, the Company has the right and option to repurchase the service provider’s unvested restricted common stock. Separate and apart from this repurchase option for unvested awards, if at any time holders of vested shares intend to sell or transfer, their holdings to a third-party (other than permitted family transfers), the Company has a option to exercise a right of first refusal (‘ROFR’) to purchase these subject shares at the intended negotiated price between the holder and the third-party. The ROFR would remain active until the earlier of an initial public offering of the Company’s common stock or the occurrence of the defined change in control event. The ROFR is also present in shares issued pursuant to early exercise of options under the 2023 Equity incentive plan. The existence of the ROFR does not affect the equity classification for the Company’s share based awards as the possibility of triggering event for ROFR within 6 months of vesting is remote. Since all shareholders purchased the shares at par value of $0.00001 and the shares had no incremental value beyond the par value as at that date, during the period from March 16, 2023 (inception) through December 31, 2023, the stock-based compensation expense impact is insignificant. As at December 31, 2023, 68,125 outstanding shares have not vested and the weighted average remaining contractual period of the unvested restricted stock is 1.25 years. Any shares subject to repurchase by the Company are not deemed, for accounting purposes, to be outstanding until those shares vest. The amount to be recorded as liabilities associated with these shares issued with repurchase rights were immaterial as at December 31, 2023.

During the period from March 16, 2023 (inception) through December 31, 2023, the Company received the amount totaling $6 relating to these restricted shares purchased by grantees.

Abi Adeoti, former Chief Financial Officer, resigned with his contract terminating as at December 14, 2023. As on the termination date, the Company repurchased and retired unvested restricted stock of 100,000 shares and vested restricted stock of 177,700 shares at the original exercise price of $0.00001 out of the total restricted stock of 300,000 shares granted to him on March 16, 2023. The Company paid a total amount of $3 for the repurchase of these shares from Abi Adeoti in January, 2024. The repurchase of vested shares is considered as the settlement of the awards as the repurchase amount is determinable and there is no future service period requirement. The repurchase price was less than the fair value of the shares on the repurchase date and, therefore, there was no stock-based compensation expense impact for this repurchase.

Stardust Power Inc. and Subsidiary

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the period from March 16, 2023 (inception) through December 31, 2023

NOTE 3 — STOCK-BASED COMPENSATION (cont.)

Restricted stock activity for the period between March 16, 2023 (inception) and December 31, 2023 and balances as at the end of December 31, 2023 were as follows:

	Restricted Stock
	Number of shares	Weighted-Average Grant-Date Fair Value
Granted	550,000	0.00001
Vested	(381,875)	0.00001
Forfeited	(100,000)	0.00001
Unvested as at December 31, 2023	68,125	$0.00001

Equity Incentive Plan

At March 16, 2023 (inception), the Company’s stockholders approved the 2023 Equity Incentive Plan and 500,000 shares of the Company’s common stock have been reserved for issuance under the plan.

During October and November, 2023, the Company granted options for 495,000 shares of stock options under the 2023 Equity Incentive Plan: 475,000 options were granted to employees and 20,000 options were granted to a consultant. The employee grants vest over a period of 3 to 5 years, and the consultant grant vests over 18 months. The options granted to both employee and consultant are exercisable at the exercise price of $0.03.

All the options under the ‘2023 Equity Incentive Plan’ were early-exercised by grantees. Accordingly, the company received a total amount of $14,850 towards the early exercise of these options during the period from March 16, 2023 (inception) through December 31, 2023 and recorded a liability against the early exercise of these options.

On December 14, 2023, the Company repurchased 200,000 unvested shares that were granted to Abi Adeoti under ‘2023 Equity Incentive Plan’ at the original exercise price of $0.03. The Company repaid a total amount of $6,000 for the repurchase of these early exercised shares from Abi Adeoti in January 2024. The amount is charged against the ‘Early exercised shares option liability’.

The early exercised shares liability amounting to $8,650 is outstanding as on December 31, 2023 and presented under ‘Early exercised shared liability’ on the consolidated balance sheet.

Stock awards pending issuance

On December 26, 2023, the Company hired and appointed Uday Devasper as the Chief Financial Officer. As part of the Equity Incentive Plan, he is entitled to receive 215,000 shares of the Company’s common stock. As these shares have not been granted upon the issuance of these consolidated financial statements, they are not currently included in the total grant of restricted stock mentioned in the table below. The Company will authorize necessary additional shares for issuance to permit the grant of these shares, as necessary.

Stardust Power Inc. and Subsidiary

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the period from March 16, 2023 (inception) through December 31, 2023

NOTE 3 — STOCK-BASED COMPENSATION (cont.)

Stock option activity for the period between March 16, 2023 (inception) and December 31, 2023 and balances as at the end of December 31, 2023 were as follows:

	Stock Options
	Number of shares	Weighted- Average Grant-Date Fair Value	Aggregate intrinsic value
Granted	495,000	2.99
Vested	(6,667)	3.50
Forfeited	(200,000)	3.50
Unvested as at December 31, 2023	288,333	2.62	7,998,367

The compensation expense for stock option was as follows for the period between March 16, 2023 (inception) and December 31, 2023:

Period from March 16, 2023 (inception) through December 31, 2023
General and administrative expenses	58,536

As at December 31, 2023, total unvested compensation cost for stock options granted to employees not yet recognized was $675,488. The Company expects to recognize this compensation over a weighted-average period of approximately 3.61 years.

As at December 31, 2023, total unvested compensation cost for stock options granted to the consultant not yet recognized was $45,061. We expect to recognize this compensation over a period of 1 year.

The weighted-average fair value of option granted during period from March 16, 2023 (inception) through December 31, 2023 is provided below. The fair value was estimated on the date of grant using the Black-Scholes pricing model with the assumptions indicated below:

2023
Expected option life (years)	5.07 - 5.93 years
Expected volatility	60% - 70%
Risk-free interest rate at grant date	3.84 - 3.86%
Dividend yield	0%

Due to the absence of an active market for the Company’s common stock, the Company utilized methodologies in accordance with the framework of the American Institute of Certified Public Accountants Technical Practice Aid (Valuation of Privately Held Company Equity Securities Issued as Compensation) to estimate the fair value of its common stock. In determining the exercise prices for options granted, the Company has considered the estimated fair value of the common stock as at the grant date. The estimated fair value of the common stock has been determined at each grant date based upon a variety of factors, including the business, financial condition and results of operations, economic and industry trends, the illiquid nature of the common stock, the market

Stardust Power Inc. and Subsidiary

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the period from March 16, 2023 (inception) through December 31, 2023

NOTE 3 — STOCK-BASED COMPENSATION (cont.)

performance of peer group of similar publicly traded companies, and future business plans of the Company. Significant changes to the key assumptions underlying the factors used could result in different fair values of common stock at each valuation date.

The Company based the risk-free interest rate on a U.S. Treasury Bond Yield with a term substantially equal to the option’s expected term.

The Company based the expected volatility on a blend of historical volatility and implied volatility derived from price of publicly traded shares of peer group of similar companies.

The expected term represents the period that stock-based awards are expected to be outstanding. The expected term for option grants is determined using the simplified method which represents the average of the contractual term of the option and the weighted-average vesting period of the option. The Company considers this appropriate as there is not sufficient historical information available to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior.